Annual Fund Operating Expenses	Feb. 27, 2026
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.60%
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.30%
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.55%
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.63%
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.37%
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.30%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.63%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.38%
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.67%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.37%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.62%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.69%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.43%
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.32%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.31%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.54%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.40%
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.29%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2026
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.58%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.33%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.58%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.69%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.42%
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.30%
Limited Term Tax-Exempt Bond Fund of America® (Class R6) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%
The Tax-Exempt Bond Fund of America® (Class R6) | TAX EXEMPT BOND FUND OF AMERICA | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
American High-Income Municipal Bond Fund® (Class R6) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.32%

[1]	Restated to reflect current fees.
[2]	Restated to reflect current fees.
[3]	Restated to reflect current fees.
[4]	Restated to reflect current fees.
[5]	Restated to reflect current fees.
[6]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[7]	Restated to reflect current fees.
[8]	Restated to reflect current fees.
[9]	Restated to reflect current fees.